LOANS - Composition of Loans (Details) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022 USD ($) segment loan	Dec. 31, 2021 USD ($) loan segment	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Financing Receivable, Credit Quality Indicator [Line Items]
Loans, net of unearned income	$ 1,314,066	$ 1,254,117	$ 1,087,461	$ 1,033,733
% of Total	100.00%	100.00%		100.00%
Deferred loan fees	$ (3,996)	$ (3,817)		$ (3,618)
Allowance for loan losses	(15,492)	(14,844)	(12,605)	(11,859)	$ (9,265)
Loans, net	$ 1,294,578	$ 1,235,456		1,018,256
Number of loan portfolio segments | segment	3	3
Loans, net of unearned income	$ 1,310,070	$ 1,250,300		1,030,115
Real estate mortgages
Financing Receivable, Credit Quality Indicator [Line Items]
Loans, net of unearned income	1,085,228	1,038,511	848,104	769,694
Allowance for loan losses	(10,206)	(11,554)	(9,274)	(8,057)	(7,254)
Real estate mortgages | Construction and development
Financing Receivable, Credit Quality Indicator [Line Items]
Loans, net of unearned income	$ 165,400	$ 174,480		$ 102,559
% of Total	12.60%	13.90%		9.90%
Real estate mortgages | Residential
Financing Receivable, Credit Quality Indicator [Line Items]
Loans, net of unearned income	$ 154,143	$ 147,490		$ 152,212
% of Total	11.70%	11.80%		14.70%
Real estate mortgages | Commercial
Financing Receivable, Credit Quality Indicator [Line Items]
Loans, net of unearned income	$ 765,685	$ 716,541		$ 514,923
% of Total	58.30%	57.10%		49.80%
Commercial and industrial
Financing Receivable, Credit Quality Indicator [Line Items]
Loans, net of unearned income	$ 219,761	$ 206,897	230,157	$ 254,395
% of Total	16.70%	16.50%		24.60%
Allowance for loan losses	$ (5,175)	$ (3,166)	(3,192)	$ (3,609)	(1,885)
Commercial and industrial | Paycheck Protection Plan
Financing Receivable, Credit Quality Indicator [Line Items]
Number of loans outstanding | loan	6	36
Loans, net of unearned income	$ 893	$ 9,203
Deferred loan fees	0	298
Adjustment to loan yield	298	2,677
Consumer and other
Financing Receivable, Credit Quality Indicator [Line Items]
Loans, net of unearned income	$ 9,077	$ 8,709	9,200	$ 9,644
% of Total	0.70%	0.70%		1.00%
Allowance for loan losses	$ (111)	$ (124)	$ (139)	$ (193)	$ (126)